Other income (expenses) - Schedule of Other Nonoperating Income by Component (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Other Income, Nonoperating [Abstract]
Government grants	¥ 20,879	$ 3,276	¥ 10,346	¥ 12,546
Gain on an equity investment sold	0	0	0	6,778
Unrealized gain on equity investments held				17,298
Impairment for long-term investments	(25,370)	(3,981)	(39,181)
Impairment for loan receivables	(528)	(83)	(4,500)	0
Income from ADR profit-sharing program	2,111	332	2,257	2,190
Others			264
Total	¥ (2,908)	$ (456)	¥ (30,814)	¥ 38,812